Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Taxation charge/(credit) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Taxation charge/(credit)	$ 571	$ 2,453	$ (5,806)	$ 3,024	$ (5,160)